Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
2 6 .	SUBSEQUENT EVENT
On March
3
, 2023, the Board of Directors approved a share repurchase program in accordance with applicable laws and regulations for up to US$500 million of its American depositary shares during a period of up to 12 months starting from March 13, 2023. The Company expects to fund the repurchases with its existing cash balance.